Note 11 - Computation of Earnings per Share in Euro (Detail) - € / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [Abstract]
Basic earnings per share	[1]	€ 2.37	€ 1.00	€ 0.06
Diluted earnings per share	[1]	€ 2.32	€ 0.97	€ 0.06

[1]	Earnings were adjusted by € 479 million, € 363 million and € 349 million before tax for the coupons paid on Additional Tier 1 Notes in April 2022, April 2021 and April 2020. In accordance with IAS 33 the coupons paid on Additional Tier 1 Notes are not attributable to Deutsche Bank shareholders and therefore need to be deducted in the calculation.